WEBs ETF Trust

WEBs Financial XLF Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.1%
United States – 51.1%
Financial Select Sector SPDR Fund(1)	2,375	$126,920
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,115)		126,920

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 47.6%
Time Deposits – 47.6%
Citibank, New York, 2.98% 02/02/2026	$22,848	22,848
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	95,526	95,526
TOTAL TIME DEPOSITS (Cost - $118,374)		118,374
TOTAL SHORT-TERM INVESTMENTS (Cost - $118,374)		118,374

TOTAL INVESTMENTS – 98.7% (Cost - $243,489)		245,294
OTHER ASSETS LESS LIABILITIES – 1.3%		3,309
NET ASSETS – 100.0%		$248,603

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Financial Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	320	08/24/2026	$3,491

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate